Multi-Managed Growth Portfolio (Prospectus Summary) | Multi-Managed Growth Portfolio
MULTI-MANAGED GROWTH PORTFOLIO
Investment Goal
The Portfolio's investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Managed Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.89%	0.89%	0.89%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.40%	0.40%	0.40%
Total Annual Portfolio Operating Expenses	1.29%	1.44%	1.54%

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest
$10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The
Example does not reflect charges imposed by the Variable Contract. See the Variable
Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Multi-Managed Growth Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class 1	131	409	708	1,556
Class 2	147	456	787	1,724
Class 3	157	486	839	1,834

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among four distinct, actively-managed investment components (the "Managed
Components"), each with a different investment strategy. The Managed Components include a small-cap growth component, a balanced component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the four components is as follows:
         •    Small-Cap Growth Component                              20%
         •    Balanced Component (14% equities / 6% fixed income)     20%
         •    Fixed Income Component                                  20%
         •    Growth Component                                        40%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component's investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.

As noted above, approximately 20% of the Portfolio's assets will be allocated to the Fixed Income Component, which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S.
or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component's assets), short-term investments (up to 20% of the component's assets), foreign securities (up to 20% of the component's assets denominated in foreign currencies; up to 100% of the component's assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the "full faith and credit"
of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default at the time of purchase.

Credit Default Swap Risk. Credit default swaps increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different  types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio's securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying
Portfolios generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities.
Disruptions in the markets for the securities held by the Underlying Portfolios purchased or sold by the Portfolio could result in losses on the Portfolio's investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to
"prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal.
Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that, when effective, could subject the adviser of the Portfolio to CFTC regulation as a commodity pool operator.
These changes would impose additional disclosure and operational requirements on the Portfolio and increase Portfolio expenses. The impact of the rule changes on the operations of the Portfolio and the adviser is not fully known at this time.
The Portfolio and the adviser are continuing to analyze the effect of these rules changes on the Portfolio. In addition, recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Market Risk. A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser's or a subadviser's assessment of companies held in a Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 51% Russell 1000® Index,
27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000 Index and 2% Citigroup
Treasury Bill 3 Month Index. The returns of the Citigroup Treasury Bill 3 Month
Index for the periods since inception of Class 3 shares is from November 30,
2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.64% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2012 was 9.26%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Multi-Managed Growth Portfolio	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1	Class 1 Shares	(3.50%)	3.27%	4.40%
Class 2	Class 2 Shares	(3.62%)	3.11%	4.25%
Class 3	Class 3 Shares	(3.72%)	3.02%		6.81%	Nov. 11, 2002
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%	5.89%	Nov. 11, 2002
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	5.37%	Nov. 11, 2002
Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	3.34%	6.34%	Nov. 11, 2002
Russell 2000® Index	Russell 2000® Index	(4.18%)	0.15%	5.62%	9.01%	Nov. 11, 2002
Citigroup Treasury Bill 3 Month Index	Citigroup Treasury Bill 3 Month Index	0.08%	1.36%	1.85%	1.87%	Nov. 11, 2002
Blended Index	Blended Index	2.36%	2.27%	4.83%	6.90%	Nov. 11, 2002